DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ 193	£ (1,879)	£ 2,381
Change in FV of hedged items	(168)	1,896	(2,316)
Recognised in income statement	25	17	65
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	167	(1,865)	2,392
Change in FV of hedged items	(151)	1,877	(2,333)
Recognised in income statement	16	12	59
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	26	(14)	(11)
Change in FV of hedged items	(17)	19	17
Recognised in income statement	9	5	6
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(460)	(167)	389
Change in FV of hedged items	457	169
Recognised in OCI	457	169	(425)
Recognised in income statement	(3)	2	(36)
Reclassified from reserves to income	(500)	(1,248)	2,129
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(764)	466	(1,161)
Recognised in OCI	761	(445)	1,160
Recognised in income statement	(3)	21	(1)
Reclassified from reserves to income	(488)	(469)	(96)
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	414	(396)	1,604
Recognised in OCI	(405)	377	(1,604)
Recognised in income statement	9	(19)	0
Reclassified from reserves to income	216	(392)	1,692
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(181)	(237)	(54)
Recognised in OCI	172	237	19
Recognised in income statement	(9)	0	(35)
Reclassified from reserves to income	(231)	£ (387)	£ 533
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	71
Recognised in OCI	(71)
Recognised in income statement	0
Reclassified from reserves to income	£ 3